Item 1. Schedule of Investments


 T.Rowe Price Diversified Mid-Cap Growth Fund
 (Unaudited) September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                         Shares       Value
 (Cost and value in $ 000s)


 COMMON STOCKS  99.7%
 CONSUMER DISCRETIONARY  21.8%
 Auto Components  0.2%
 Gentex                                                1,900         67

                                                                     67

 Automobiles  0.6%
 Harley-Davidson                                       1,300         77

 Thor Industries ss.                                   2,400         63

 Winnebago ss.                                         2,100         73

                                                                     213

 Hotels, Restaurants & Leisure  5.2%
 Alliance Gaming *ss.                                  3,700         56

 Hilton                                                4,000         75

 International Game Technology                         6,600         237

 Marriott, Class A                                     5,600         291

 Multimedia Games *ss.                                 3,800         59

 Outback Steakhouse                                    1,500         62

 Royal Caribbean Cruises ss.                           2,900         127

 Ruby Tuesday                                          1,600         45

 Shuffle Master *ss.                                   3,399         127

 Starbucks *                                           3,100         141

 Station Casinos                                       5,900         289

 The Cheesecake Factory *ss.                           1,600         70

 WMS Industries *ss.                                   1,800         46

 Wynn Resorts *ss.                                     2,900         150

                                                                     1,775

 Household Durables  2.1%
 Centex                                                2,800         141

 Jarden *                                              1,700         62

 KB Home                                               900           76

 Lennar, Class A                                       3,800         181

 Pulte                                                 2,000         123

 Toll Brothers *ss.                                    3,000         139

                                                                     722

 Leisure Equipment & Products  0.8%
 Brunswick                                             2,300         105

 Mattel                                                4,800         87

 Polaris Industries                                    1,600         90

                                                                     282

 Media  6.6%
 Citadel Broadcasting *                                3,000         39

 Cox Radio, Class A *                                  6,800         101

 Cumulus Media, Class A *                              2,300         33

 Dow Jones ss.                                         1,700         69

 Entercom Communications *                             2,400         78

 Getty Images *                                        2,800         155

 Harte-Hanks                                           2,600         65

 Lamar Advertising, Class A *                          1,800         75

 McGraw-Hill                                           1,000         80

 Meredith                                              3,700         190

 New York Times, Class A                               3,700         145

 Omnicom                                               1,400         102

 Radio One, Class D *ss.                               6,600         94

 Regent Communications *ss.                            10,600        60

 Salem Communications, Class A *ss.                    3,200         81

 Scripps, Class A                                      2,600         124

 Spanish Broadcasting, Class A *                       9,200         91

 Univision Communications, Class A *                   7,100         224

 Washington Post, Class B                              200           184

 Westwood One *                                        2,900         57

 WPP Group ADR ss.                                      4,600         215

                                                                      2,262

 Multiline Retail  2.0%
 99 Cents Only Stores *ss.                             3,100         44

 Big Lots *                                            3,300         40

 Dollar General                                        9,700         195

 Dollar Tree Stores *                                  5,500         148

 Family Dollar Stores                                  7,400         201

 Fred's ss.                                            3,100         56

                                                                     684

 Specialty Retail  4.1%
 AutoZone *                                            900           70

 Bed Bath & Beyond *                                   3,800         141

 Men's Wearhouse *                                     1,800         52

 O'Reilly Automotive *ss.                              1,600         61

 PETsMART                                              5,600         159

 Ross Stores                                           7,600         178

 Staples                                               5,000         149

 Tiffany                                               5,700         175

 TJX                                                   11,500        254

 Williams-Sonoma *                                     4,800         180

                                                                     1,419

 Textiles, Apparel, & Luxury Goods  0.2%
 Coach *                                               1,900         81

                                                                     81

 Total Consumer Discretionary                                        7,505

 CONSUMER STAPLES  1.7%
 Beverages  0.2%
 Cott *ss.                                             1,800         52
                                                                     52

 Food & Staples Retailing  0.1%
 CVS                                                   1,000         42
                                                                     42

 Food Products  1.0%
 Delta Pine & Land                                     1,800         48

 Hershey Foods                                         2,800         131

 McCormick  ss.                                        1,600         55

 Tootsie Roll Industries                               1,618         47

 Wrigley                                               1,200         76
                                                                     357

 Household Products  0.1%
 Clorox                                                900           48

                                                                     48

 Personal Products  0.3%
 Estee Lauder, Class A                                 2,000         84

                                                                     84

 Total Consumer Staples                                              583

 ENERGY  4.6%
 Energy Equipment & Services  3.2%
 Baker Hughes                                          6,300         276

 BJ Services                                           4,600         241

 Cooper Cameron *                                      2,100         115

 Diamond Offshore Drilling ss.                         1,800         59

 Smith International *                                 4,400         267

 Weatherford International *                           2,600         133

                                                                     1,091

 Oil & Gas  1.4%
 Apache                                                2,200         110

 Devon Energy                                          1,800         128

 Murphy Oil                                            1,000         87

 XTO Energy                                            5,050         164

                                                                     489

 Total Energy                                                        1,580

 FINANCIALS  12.1%
 Capital Markets  6.1%
 A.G. Edwards                                          1,600         55

 AmeriTrade *                                          11,700        140

 AMVESCAP PLC ADR ss.                                  3,000         33

 Charles Schwab                                        14,700        135

 Eaton Vance                                           4,700         190

 Federated Investors, Class B                          3,700         105

 Franklin Resources                                    5,800         323

 Investors Financial Services                          3,600         162

 Janus Capital Group                                   3,500         48

 LaBranche & Co. *ss.                                  4,800         41

 Legg Mason                                            2,250         120

 Mellon Financial                                      7,900         219

 Northern Trust                                        7,700         314

 Raymond James Financial                               2,400         58

 SEI                                                   2,400         81

 Waddell & Reed Financial, Class A                     3,900         86

                                                                     2,110

 Commercial Banks  1.7%
 Boston Private Financial ss.                          1,800         45

 City National                                         900           58

 Community First Bankshares                            1,600         51

 East West Bancorp                                     2,000         67

 First Horizon National                                1,200         52

 North Fork Bancorporation ss.                         2,300         102

 Silicon Valley Bancshares *ss.                        1,800         67

 Synovus Financial                                     2,700         71

 UCBH Holdings                                         1,600         63

                                                                     576

 Consumer Finance  0.3%
 Moneygram International                               5,300         91

                                                                     91

 Diversified Financial Services  0.8%
 Moody's                                               4,000         293

                                                                     293

 Insurance  2.6%
 Ambac                                                 1,100         88

 Arch Capital Group *                                  1,600         62

 Arthur J. Gallagher ss.                               2,800         93

 Brown & Brown                                         2,000         91

 Markel *                                              200           62

 MBIA                                                  1,200         70

 RenaissanceRe Holdings                                1,600         82

 Triad Guaranty *                                      900           50

 Willis Group Holdings ss.                             7,700         288

                                                                     886

 Real Estate  0.2%
 Jones Lang Lasalle *                                  1,800         60

                                                                     60

 Thrifts & Mortgage Finance  0.4%
 MGIC Investment                                       1,300         86

 Radian                                                1,400         65

                                                                     151

 Total Financials                                                    4,167

 HEALTH CARE  19.1%
 Biotechnology  4.5%
 Abgenix *                                             4,100         40

 Amylin Pharmaceuticals *ss.                           2,300         47

 Applera                                               4,000         75

 Biogen Idec *                                         600           37

 Celgene *                                             2,600         151

 Cephalon *ss.                                         1,600         77

 Charles River Laboratories International *            1,600         73

 Chiron *                                              1,500         66

 deCODE GENETICS *ss.                                  7,200         54

 Diversa *                                             6,600         55

 Gen-Probe *                                           1,300         52

 Genzyme *                                             1,700         92

 Gilead Sciences *                                     2,800         105

 Human Genome Sciences *ss.                            3,900         43

 Martek Biosciences *ss.                               800           39

 MedImmune *                                           3,400         81

 Millennium Pharmaceuticals *                          3,400         47

 Neurocrine Biosciences *                              1,400         66

 ONYX Pharmaceuticals *ss.                             1,000         43

 Protein Design Labs *                                 3,200         63

 Qiagen NV *ss.                                        5,000         57

 Techne *                                              2,900         111

 Vertex Pharmaceuticals *ss.                           6,200         65

                                                                     1,539

 Health Care Equipment & Supplies  6.1%
 ArthroCare *ss.                                       1,800         53

 Bausch & Lomb                                         1,400         93

 Beckman Coulter                                       2,000         112

 Becton, Dickinson                                     2,100         109

 Biomet                                                3,700         173

 C R Bard ss.                                          2,700         153

 Cooper Companies                                      1,300         89

 Dentsply International                                2,400         125

 Edwards Lifesciences *ss.                             1,900         64

 Integra LifeSciences *ss.                             1,700         55

 Invitrogen *                                          2,200         121

 Kyphon *                                              2,700         67

 Millipore *                                           1,700         81

 ResMed *ss.                                           1,600         76

 Respironics *                                         900           48

 Smith & Nephew ADR                                    1,700         79

 St. Jude Medical *                                    1,800         135

 Sybron Dental Specialties *                           1,600         48

 Varian Medical Systems *                              4,200         145

 Waters Corporation *                                  2,500         110

 Wright Medical Group *                                1,600         40

 Zimmer Holdings *                                     1,700         134

                                                                     2,110

 Health Care Providers & Services  7.2%
 Anthem *                                              2,300         201

 Caremark RX *                                         6,000         192

 Coventry Health Care *                                4,100         219

 Davita *ss.                                           4,149         129

 Express Scripts *                                     3,100         203

 Health Management                                     5,300         108

 Henry Schein *                                        1,700         106

 IMS Health                                            5,800         139

 Laboratory Corporation of America *ss.                3,300         144

 Lincare Holdings *                                    2,500         74

 Manor Care                                            1,600         48

 Medco *                                               6,300         195

 Omnicare                                              3,200         91

 Patterson Companies *                                 1,800         138

 Quest Diagnostics                                     1,600         141

 Renal Care Group *                                    2,400         77

 WellChoice *                                          5,100         190

 WellPoint Health Networks *                           900           95

                                                                     2,490

 Pharmaceuticals  1.3%
 Allergan                                              1,500         109

 Atherogenics *ss.                                     2,400         79

 IVAX *                                                2,500         48

 Medicines Company *ss.                                2,100         51

 Medicis Pharmaceutical, Class A ss.                   1,000         39

 Nektar Therapeutics *ss.                              3,400         49

 Sepracor *ss.                                         1,300         63

                                                                     438

 Total Health Care                                                   6,577

 INDUSTRIALS & BUSINESS SERVICES  10.3%
 Aerospace & Defense  0.8%
 Embraer Aircraft ADR                                  3,300         87

 Mercury Computer Systems *                            2,100         57

 Rockwell Collins                                      3,700         137

                                                                     281

 Air Freight & Logistics  1.3%
 C.H. Robinson Worldwide                               3,700         172

 Expeditors International of Washington                3,700         191

 UTi Worldwide ss.                                     1,600         94

                                                                     457

 Airlines  0.3%
 SkyWest                                               2,900         44

 Southwest Airlines                                    5,000         68

                                                                     112

 Building Products  0.2%
 Trex *ss.                                             1,600         71

                                                                     71

 Commercial Services & Supplies  5.7%
 Apollo Group, Class A *                               3,757         276

 ARAMARK, Class B                                      2,600         63

 Avery Dennison                                        1,700         112

 Career Education *                                    3,100         88

 ChoicePoint *                                         3,400         145

 Cintas                                                4,100         172

 Corporate Executive Board                             2,700         165

 Devry *                                               2,600         54

 Dun & Bradstreet *                                    1,900         112

 Education Management *                                3,600         96

 Equifax                                               2,900         76

 H&R Block                                             1,200         59

 HNI Corporation                                       1,700         67

 ITT Educational Services *ss.                         1,900         69

 Manpower                                              2,400         107

 Robert Half International                             4,300         111

 Stericycle *                                          1,500         69

 Universal Technical Institute *ss.                    2,700         81

 Watson Wyatt                                          1,800         47

                                                                     1,969

 Industrial Conglomerates  0.3%
 Roper Industries                                      1,700         98

                                                                     98

 Machinery  1.3%
 Cuno *ss.                                             900           52

 Danaher                                               1,000         51

 Dover                                                 1,500         58

 IDEX ss.                                              1,350         46

 ITT Industries                                        1,400         112

 Kaydon                                                2,100         61

 Pall                                                  2,900         71

                                                                     451

 Road & Rail  0.4%
 Landstar Systems *                                    2,000         117

                                                                     117

 Total Industrials & Business Services                               3,556

 INFORMATION TECHNOLOGY  27.4%
 Communications Equipment  3.0%
 Corning *                                             20,100        223

 F5 Networks *ss.                                      3,200         97

 JDS Uniphase *                                        50,700        171

 Juniper Networks *                                    10,200        241

 Plantronics                                           1,600         69

 Research In Motion *                                  2,900         221

                                                                     1,022

 Computers & Peripherals  1.8%
 Diebold                                               1,200         56

 Emulex *ss.                                           3,200         37

 Lexmark International *                               3,600         302

 Network Appliance *                                   6,300         145

 QLogic *                                              2,500         74

                                                                     614

 Electronic Equipment & Instruments  2.2%
 CDW                                                   3,800         221

 FLIR Systems *                                        1,600         94

 Jabil Circuit *ss.                                    4,800         110

 Littelfuse *                                          1,700         59

 Mettler-Toledo International *                        1,700         80

 Molex, Class A                                        3,400         89

 National Instruments ss.                              1,350         41

 Symbol Technologies                                   4,800         61

                                                                     755

 Internet Software & Services  1.3%
 MatrixOne *ss.                                        7,300         37

 Monster Worldwide *                                   4,500         111

 Sina *ss.                                             5,400         138

 VeriSign *                                            6,100         121

 Websense *                                            1,200         50

                                                                     457

 IT Services  4.1%
 Affiliated Computer Services, Class A *               2,400         134

 Certegy                                               4,100         152

 Cognizant Technology Solutions *ss.                   7,800         238

 DST Systems *ss.                                      3,400         151

 Fiserv *                                              6,000         209

 Global Payments                                       1,100         59

 Hewitt Associates, Class A *                          1,800         48

 Iron Mountain *                                       4,200         142

 Paychex                                               4,800         145

 Sabre Holdings                                        1,800         44

 SunGard Data Systems *                                2,900         69

                                                                     1,391

 Office Electronics  0.3%
 Zebra Technologies *                                  1,650         101

                                                                     101

 Semiconductor & Semiconductor Equipment  8.2%
 Agere Systems, Class B *                              55,100        56

 Altera *                                              14,900        292

 AMIS Holdings *                                       4,700         64

 Analog Devices                                        5,400         209

 ASML Holding ADS *                                    2,700         35

 Broadcom, Class A *                                   8,100         221

 Cymer *                                               1,900         54

 Integrated Circuit Systems *ss.                       1,700         37

 Intersil Holding, Class A                             5,700         91

 KLA-Tencor *                                          2,500         104

 Lam Research *                                        3,400         74

 Linear Technology                                     7,900         286

 Marvell Technology Group *                            1,800         47

 Maxim Integrated Products                             4,300         182

 Microchip Technology                                  10,000        268

 Microsemi *                                           3,700         52

 National Semiconductor *                              8,800         136

 Novellus Systems *                                    5,000         133

 Power Integrations *                                  2,600         53

 Semtech *ss.                                          5,200         100

 Silicon Laboratories *ss.                             1,600         53

 Xilinx                                                10,300        278

                                                                     2,825

 Software  6.5%
 Adobe Systems                                         6,400         317

 BMC Software *                                        5,900         93

 Cadence Design Systems *ss.                           9,100         119

 Check Point Software Technologies *                   2,300         39

 Citrix Systems *ss.                                   5,600         98

 Cognos *                                              3,500         124

 Electronic Arts *                                     3,000         138

 FactSet Research Systems                              1,900         91

 Fair Isaac                                            2,500         73

 FileNet *                                             2,000         35

 Internet Security Systems *                           3,900         66

 Intuit *                                              4,400         200

 Jack Henry & Associates                               4,000         75

 Kronos *                                              900           40

 McAfee *                                              6,800         137

 Mercury Interactive *                                 2,800         98

 Red Hat *ss.                                          11,800        144

 Siebel Systems *                                      6,600         50

 Symantec *                                            3,000         165

 Synopsys *                                            4,200         66

 VERITAS Software *                                    4,100         73

                                                                     2,241

 Total Information Technology                                        9,406

 MATERIALS  1.6%
 Chemicals  1.3%
 Ecolab ss.                                            4,300         135

 Engelhard                                             1,600         46

 Praxair                                               2,300         98

 Sigma Aldrich                                         900           52

 Symyx Technologies *ss.                               1,700         40

 Valspar                                               1,700         79

                                                                     450

 Containers & Packaging  0.3%
 Sealed Air *                                          2,300         107

                                                                     107

 Total Materials                                                     557

 TELECOMMUNICATION SERVICES  1.1%
 Wireless Telecommunication Services  1.1%
 American Tower Systems, Class A *ss.                  5,100         78

 Crown Castle International *                          4,600         68

 Nextel Partners, Class A *ss.                         7,000         115

 Rogers Wireless Communications *                      2,000         63

 Western Wireless, Class A *                           1,700         44

 Total Telecommunication Services                                    368

 Total Common Stocks (Cost  $34,579)                                 34,299

 SHORT-TERM INVESTMENTS  0.4%
 Money Market Fund  0.4%
 T. Rowe Price Reserve Investment Fund, 1.68% #        135,889       136

 Total Short-Term Investments (Cost  $136)                           136

 SECURITIES LENDING COLLATERAL  12.7%
 Money Market Trust  12.7%
 State Street Bank and Trust Company of New Hampshire
N.A. Securities Lending Quality Trust units, 1.68% #   4,360,562     4,361

 Total Securities Lending Collateral (Cost  $4,361)                  4,361

 Total Investments in Securities
 112.8% of Net Assets (Cost $39,076)                   $             38,796


 (1) Denominated in U.S. dollars unless otherwise noted
 #   Seven-day yield
 *   Non-income producing
 ss. All or a portion of this security is on loan at
     September 30, 2004 - See Note 2
 ADR American Depository Receipts
 ADS American Depository Shares


The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Diversified Mid-Cap Growth Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term growth of capital by investing primarily in common stocks of medium-sized growth companies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2004, the value of loaned securities was $4,270,000; aggregate collateral consisted of $4,361,000 in the money market pooled trust.


NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $39,076,000. Net unrealized loss aggregated $280,000 at period-end, of which $2,499,000 related to appreciated investments and $2,779,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                               SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004